Not FDIC Insured May Lose Value No Bank Guarantee
FVIT-Q1PH

Schedules of Investments
(unaudited)
Franklin MicroCap Value Fund 2
Franklin Mutual U.S. Mid Cap Value Fund 6
Franklin Small Cap Value Fund 9
Notes to Schedules of Investments 13

Franklin Value Investors Trust
Schedule of Investments (unaudited), January 31, 2023
Franklin MicroCap Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.7%
Aerospace & Defense 2.1%
a
Ducommun, Inc. ...................................... United States 58,625 $ 3,387,352
Magellan Aerospace Corp. .............................. Canada 243,900 1,686,494
5,073,846
Banks 18.6%
American National Bankshares , Inc. ....................... United States 94,823 3,281,824
Arrow Financial Corp. .................................. United States 101,788 3,349,843
Bar Harbor Bankshares ................................. United States 121,700 3,781,219
First Business Financial Services, Inc. ...................... United States 130,500 4,671,900
First Internet Bancorp .................................. United States 85,500 2,247,795
a
First Western Financial, Inc. ............................. United States 110,706 2,906,032
Investar Holding Corp. ................................. United States 184,381 3,844,344
Northeast Bank ....................................... United States 101,675 4,799,060
Northrim BanCorp , Inc. ................................. United States 28,900 1,547,017
Orrstown Financial Services, Inc. ......................... United States 113,653 2,812,912
Peapack -Gladstone Financial Corp. ....................... United States 114,985 4,264,793
Peoples Financial Services Corp. ......................... United States 66,013 3,365,343
Premier Financial Corp. ................................. United States 127,500 3,190,050
WesBanco , Inc. ....................................... United States 42,357 1,574,410
45,636,542
Biotechnology 2.5%
a
Anika Therapeutics, Inc. ................................ United States 116,661 3,617,658
a
Catalyst Pharmaceuticals, Inc. ........................... United States 85,100 1,318,199
a
Vanda Pharmaceuticals, Inc. ............................. United States 141,200 1,084,416
6,020,273
Commercial Services & Supplies 1.6%
a
Heritage-Crystal Clean, Inc. ............................. United States 106,300 3,954,360
Communications Equipment 1.7%
a
Digi International, Inc. .................................. United States 68,901 2,341,945
PCTEL, Inc. ......................................... United States 393,331 1,821,123
4,163,068
Construction & Engineering 4.9%
a
Matrix Service Co. ..................................... United States 607,019 4,898,643
a
Northwest Pipe Co. .................................... United States 65,700 2,457,180
a
Sterling Infrastructure, Inc. .............................. United States 127,451 4,637,942
11,993,765
Diversified Telecommunication Services 0.6%
ATN International, Inc. .................................. United States 29,000 1,417,520
Electrical Equipment 3.2%
LSI Industries, Inc. .................................... United States 174,418 2,394,759
Powell Industries, Inc. .................................. United States 64,100 2,544,770
Preformed Line Products Co. ............................ United States 32,750 2,892,808
7,832,337
Electronic Equipment, Instruments & Components 2.6%
a
Daktronics, Inc. ....................................... United States 814,658 3,397,124
a
Kimball Electronics, Inc. ................................ United States 120,416 3,073,016
6,470,140
Energy Equipment & Services 3.8%
a
DMC Global, Inc. ..................................... United States 23,000 523,020
a
Geospace Technologies Corp. ............................ United States 199,400 949,144

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services (continued)
a
Helix Energy Solutions Group, Inc. ........................ United States 526,542 $ 4,175,478
a
Oil States International, Inc. ............................. United States 431,890 3,696,978
9,344,620
Equity Real Estate Investment Trusts (REITs) 4.9%
Alpine Income Property Trust, Inc. ......................... United States 193,121 3,958,980
CTO Realty Growth, Inc. ................................ United States 190,428 3,740,006
Indus Realty Trust, Inc. ................................. United States 68,578 4,395,850
12,094,836
Food & Staples Retailing 1.4%
Village Super Market, Inc., A ............................. United States 148,898 3,463,367
Food Products 0.6%
Alico , Inc. ........................................... United States 54,500 1,444,250
Health Care Equipment & Supplies 5.1%
a
Orthofix Medical, Inc. .................................. United States 167,800 3,629,514
a
Semler Scientific, Inc. .................................. United States 76,300 2,991,723
a
UFP Technologies, Inc. ................................. United States 18,600 2,115,378
Utah Medical Products, Inc. .............................. United States 41,696 3,841,453
12,578,068
Health Care Technology 1.6%
a
CareCloud , Inc. ....................................... United States 346,708 1,248,149
a
Computer Programs and Systems, Inc. ..................... United States 92,333 2,712,743
3,960,892
Hotels, Restaurants & Leisure 3.9%
a
Century Casinos, Inc. .................................. United States 361,662 3,189,859
a
Chuy's Holdings, Inc. .................................. United States 97,300 3,330,579
Ruth's Hospitality Group, Inc. ............................ United States 183,200 3,171,192
9,691,630
Household Durables 1.5%
Hooker Furnishings Corp. ............................... United States 179,900 3,788,694
Independent Power and Renewable Electricity Producers 1.5%
Polaris Renewable Energy, Inc. ........................... Canada 331,900 3,597,142
Insurance 1.8%
Tiptree, Inc. .......................................... United States 150,318 2,256,273
United Fire Group, Inc. ................................. United States 72,200 2,273,578
4,529,851
Interactive Media & Services 1.9%
a
DHI Group, Inc. ....................................... United States 360,217 2,139,689
a
QuinStreet , Inc. ....................................... United States 163,900 2,512,587
4,652,276
IT Services 1.4%
Hackett Group, Inc. (The) ............................... United States 152,200 3,363,620
Machinery 7.6%
Alamo Group, Inc. ..................................... United States 18,100 2,832,107
a
Graham Corp. ........................................ United States 214,009 2,075,887
Hurco Cos., Inc. ...................................... United States 95,500 2,693,100
a
L B Foster Co., A ...................................... United States 255,365 3,020,968
Miller Industries, Inc. ................................... United States 125,500 3,640,755

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Shyft Group, Inc. (The) ................................. United States 133,417 $ 4,441,452
18,704,269
Media 1.3%
Entravision Communications Corp., A ...................... United States 483,099 3,140,144
Metals & Mining 1.5%
Haynes International, Inc. ............................... United States 64,177 3,574,017
Oil, Gas & Consumable Fuels 1.4%
VAALCO Energy, Inc. .................................. United States 754,200 3,507,030
Paper & Forest Products 1.0%
Mercer International, Inc. ................................ Germany 192,300 2,447,979
Pharmaceuticals 1.3%
a
Harrow Health, Inc. .................................... United States 217,396 3,265,288
Professional Services 1.8%
Heidrick & Struggles International, Inc. ..................... United States 40,676 1,251,194
Resources Connection, Inc. ............................. United States 187,400 3,236,398
4,487,592
Semiconductors & Semiconductor Equipment 0.6%
a
AXT, Inc. ............................................ United States 254,300 1,497,827
Specialty Retail 1.9%
a
America's Car-Mart, Inc. ................................ United States 15,500 1,335,170
a
Children's Place, Inc. (The) .............................. United States 30,300 1,374,711
a
Genesco, Inc. ........................................ United States 40,504 1,955,938
4,665,819
Textiles, Apparel & Luxury Goods 3.7%
a
Delta Apparel, Inc. ..................................... United States 72,636 847,662
Rocky Brands, Inc. .................................... United States 127,817 4,023,679
a
Vera Bradley, Inc. ..................................... United States 698,125 4,153,844
9,025,185
Thrifts & Mortgage Finance 2.7%
Southern Missouri Bancorp, Inc. .......................... United States 76,800 3,718,656
Territorial Bancorp, Inc. ................................. United States 121,739 2,924,171
6,642,827
Wireless Telecommunication Services 0.7%
Spok Holdings, Inc. .................................... United States 202,951 1,694,641
Total Common Stocks (Cost $153,778,809) .....................................
227,723,715

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments 7.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 7.9%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 3.969% .... United States 19,489,366 $ 19,489,366
Total Money Market Funds (Cost $19,489,366) ..................................
19,489,366
Total Short Term Investments (Cost $19,489,366 ) ................................
19,489,366
a
Total Investments (Cost $173,268,175) 100.6% ..................................
$247,213,081
Other Assets, less Liabilities (0.6)% ...........................................
(1,564,507)
Net Assets 10 0.0% ...........................................................
$245,648,574
a
Non-income producing.
b
See Note 4 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Schedule of Investments (unaudited), January 31, 2023
Franklin Mutual U.S. Mid Cap Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.4%
Aerospace & Defense 1.8%
Airbus SE ........................................... France 71,623 $ 8,979,493
a
Babcock International Group plc .......................... United Kingdom 1,652,648 6,243,559
15,223,052
Auto Components 2.5%
Lear Corp. .......................................... United States 149,104 21,736,381
Banks 8.6%
Citizens Financial Group, Inc. ............................ United States 644,147 27,904,448
ING Groep NV ....................................... Netherlands 648,230 9,386,971
PNC Financial Services Group, Inc. (The) ................... United States 113,185 18,724,195
a
SVB Financial Group ................................... United States 62,646 18,946,656
74,962,270
Building Products 2.2%
Johnson Controls International plc ......................... United States 279,940 19,475,426
Chemicals 5.2%
Ashland, Inc. ......................................... United States 115,109 12,577,960
Avient Corp. ......................................... United States 412,684 16,721,956
Huntsman Corp. ...................................... United States 511,347 16,204,587
45,504,503
Commercial Services & Supplies 1.5%
a
Stericycle, Inc. ....................................... United States 239,030 12,862,204
Construction & Engineering 1.7%
a
WillScot Mobile Mini Holdings Corp. ....................... United States 312,872 15,161,777
Consumer Finance 1.2%
Capital One Financial Corp. ............................. United States 90,633 10,785,327
Containers & Packaging 1.4%
International Paper Co. ................................. United States 295,278 12,348,526
Diversified Financial Services 2.3%
Voya Financial, Inc. .................................... United States 280,725 19,586,183
Electric Utilities 3.2%
Entergy Corp. ........................................ United States 136,911 14,824,723
Evergy , Inc. .......................................... United States 205,492 12,874,074
27,698,797
Electrical Equipment 1.5%
Regal Rexnord Corp. .................................. United States 95,144 13,244,045
Electronic Equipment, Instruments & Components 2.3%
a
Flex Ltd. ............................................ United States 840,931 19,635,739
Energy Equipment & Services 3.5%
Baker Hughes Co. ..................................... United States 415,292 13,181,368
Schlumberger Ltd. ..................................... United States 307,061 17,496,336
30,677,704
Equity Real Estate Investment Trusts (REITs) 4.1%
Brixmor Property Group, Inc. ............................. United States 925,706 21,781,862
Vornado Realty Trust ................................... United States 552,198 13,468,109
35,249,971

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 3.0%
Kraft Heinz Co. (The) .................................. United States 634,775 $ 25,727,431
Health Care Equipment & Supplies 0.6%
a
Envista Holdings Corp. ................................. United States 143,610 5,599,354
Health Care Providers & Services 3.1%
AmerisourceBergen Corp. ............................... United States 87,002 14,699,858
CVS Health Corp. ..................................... United States 70,889 6,253,827
Elevance Health, Inc. .................................. United States 11,902 5,950,881
26,904,566
Household Durables 2.5%
DR Horton, Inc. ....................................... United States 219,138 21,626,729
Independent Power and Renewable Electricity Producers 1.8%
AES Corp. (The) ...................................... United States 571,472 15,664,048
Insurance 4.9%
Everest Re Group Ltd. ................................. United States 33,480 11,707,621
Hartford Financial Services Group, Inc. (The) ................ United States 189,187 14,682,803
Willis Towers Watson plc ................................ United States 65,106 16,549,294
42,939,718
Internet & Direct Marketing Retail 2.0%
eBay, Inc. ........................................... United States 352,288 17,438,256
IT Services 4.0%
a
Fiserv, Inc. .......................................... United States 56,998 6,080,546
Global Payments, Inc. .................................. United States 102,954 11,604,975
SS&C Technologies Holdings, Inc. ......................... United States 290,471 17,529,925
35,215,446
Machinery 3.4%
Parker-Hannifin Corp. .................................. United States 56,582 18,445,732
Timken Co. (The) ..................................... United States 138,296 11,388,676
29,834,408
Media 1.4%
a
Liberty Broadband Corp., C .............................. United States 140,395 12,604,663
Metals & Mining 1.5%
Alcoa Corp. .......................................... United States 242,145 12,649,655
Oil, Gas & Consumable Fuels 1.8%
Chevron Corp. ....................................... United States 37,516 6,528,534
Williams Cos., Inc. (The) ................................ United States 287,305 9,262,713
15,791,247
Personal Products 1.4%
a
Haleon plc .......................................... United States 3,050,030 12,222,147
Pharmaceuticals 2.6%
a
Elanco Animal Health, Inc. ............................... United States 685,551 9,412,615
GSK plc ............................................ United States 753,750 13,239,111
22,651,726
Professional Services 3.5%
a
CACI International, Inc., A ............................... United States 16,888 5,203,024
ICF International, Inc. .................................. United States 102,339 10,458,022

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
KBR, Inc. ........................................... United States 282,478 $ 14,471,348
30,132,394
Real Estate Management & Development 4.1%
a
CBRE Group, Inc., A ................................... United States 249,405 21,326,622
a
Cushman & Wakefield plc ............................... United States 1,009,912 14,573,030
35,899,652
Semiconductors & Semiconductor Equipment 0.3%
a
Onto Innovation, Inc. ................................... United States 27,554 2,167,122
Software 2.1%
Gen Digital, Inc. ...................................... United States 784,506 18,051,483
Specialty Retail 0.8%
Dick's Sporting Goods, Inc. .............................. United States 52,651 6,884,645
Technology Hardware, Storage & Peripherals 0.8%
a
Western Digital Corp. .................................. United States 162,781 7,154,225
Textiles, Apparel & Luxury Goods 2.6%
Tapestry, Inc. ........................................ United States 496,811 22,639,677
Trading Companies & Distributors 3.2%
a
AerCap Holdings NV ................................... Ireland 144,011 9,102,936
a
Univar Solutions, Inc. .................................. United States 548,711 18,919,555
28,022,491
Total Common Stocks (Cost $673,322,074) .....................................
821,972,988
Short Term Investments 5.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 5.9%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 3.969% .... United States 51,092,458 51,092,458
Total Money Market Funds (Cost $51,092,458) ..................................
51,092,458
Total Short Term Investments (Cost $51,092,458 ) ................................
51,092,458
a
Total Investments (Cost $724,414,532) 100.3% ..................................
$873,065,446
Other Assets, less Liabilities (0.3)% ...........................................
(2,360,788)
Net Assets 100.0% ...........................................................
$870,704,658
a
Non-income producing.
b
See Note regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Schedule of Investments (unaudited), January 31, 2023
Franklin Small Cap Value Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.8%
Aerospace & Defense 0.8%
QinetiQ Group plc ..................................... United Kingdom 8,278,440 $ 37,132,209
Auto Components 1.6%
a
Adient plc ........................................... United States 1,487,284 66,957,525
LCI Industries ........................................ United States 41,140 4,616,731
71,574,256
Banks 11.9%
Atlantic Union Bankshares Corp. .......................... United States 2,105,924 81,478,199
Camden National Corp. ................................. United States 652,964 27,574,670
Columbia Banking System, Inc. ........................... United States 2,984,466 92,249,844
First Bancorp ........................................ United States 221,330 8,820,000
First Interstate BancSystem, Inc., A ........................ United States 2,387,377 85,659,087
First of Long Island Corp. (The) ........................... United States 601,539 10,623,179
German American Bancorp, Inc. .......................... United States 682,332 26,283,429
Peoples Bancorp, Inc. .................................. United States 1,064,606 31,586,860
SouthState Corp. ..................................... United States 1,189,418 94,677,673
TriCo Bancshares ..................................... United States 809,169 40,903,493
Washington Trust Bancorp, Inc. ........................... United States 567,652 24,278,476
524,134,910
Building Products 4.1%
Apogee Enterprises, Inc. ................................ United States 451,966 21,170,087
Insteel Industries, Inc. .................................. United States 79,459 2,382,975
a
Masonite International Corp. ............................. United States 388,607 35,448,731
UFP Industries, Inc. .................................... United States 1,306,382 122,212,036
181,213,829
Chemicals 5.9%
Ashland, Inc. ......................................... United States 201,814 22,052,216
Avient Corp. ......................................... United States 715,748 29,002,109
a,b
Elementis plc ........................................ United Kingdom 39,868,704 61,625,278
Minerals Technologies, Inc. .............................. United States 1,262,647 87,690,834
Tronox Holdings plc ................................... United States 3,358,660 57,601,019
257,971,456
Commercial Services & Supplies 1.5%
a
IAA, Inc. ............................................ United States 1,595,338 66,573,455
Communications Equipment 1.7%
a
NetScout Systems, Inc. ................................. United States 2,345,173 75,280,053
Construction & Engineering 1.8%
a
Great Lakes Dredge & Dock Corp. ........................ United States 20,829 143,304
Primoris Services Corp. ................................. United States 1,230,588 32,733,641
Stantec, Inc. ......................................... Canada 827,121 43,118,461
a
WillScot Mobile Mini Holdings Corp. ....................... United States 46,701 2,263,130
78,258,536
Construction Materials 1.7%
a
Summit Materials, Inc., A ................................ United States 2,312,466 75,987,633
Consumer Finance 0.1%
Bread Financial Holdings, Inc. ............................ United States 120,751 4,954,413
Electric Utilities 0.9%
IDACORP, Inc. ....................................... United States 370,526 39,205,356

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment 1.4%
Regal Rexnord Corp. .................................. United States 437,574 $ 60,910,301
Electronic Equipment, Instruments & Components 5.2%
b
Benchmark Electronics, Inc. ............................. United States 2,150,810 60,201,172
a
Coherent Corp. ....................................... United States 1,851,193 80,341,776
CTS Corp. .......................................... United States 47,225 2,101,985
a,b
Knowles Corp. ....................................... United States 4,547,752 87,453,271
230,098,204
Energy Equipment & Services 2.2%
Hunting plc .......................................... United Kingdom 7,300,467 31,365,054
a
TechnipFMC plc ...................................... United Kingdom 4,732,096 65,728,813
97,093,867
Equity Real Estate Investment Trusts (REITs) 3.4%
Alexander & Baldwin, Inc. ............................... United States 2,205,405 44,152,208
Highwoods Properties, Inc. .............................. United States 129,440 3,931,093
STAG Industrial, Inc. ................................... United States 937,348 33,369,589
Sunstone Hotel Investors, Inc. ............................ United States 6,211,244 68,261,571
149,714,461
Food Products 3.6%
Glanbia plc .......................................... Ireland 8,822,663 107,667,368
Maple Leaf Foods, Inc. ................................. Canada 2,757,018 52,405,100
160,072,468
Health Care Equipment & Supplies 3.6%
a
Envista Holdings Corp. ................................. United States 2,064,260 80,485,497
a
Integer Holdings Corp. ................................. United States 1,181,218 77,735,957
158,221,454
Hotels, Restaurants & Leisure 6.1%
Boyd Gaming Corp. ................................... United States 274,124 17,080,666
a,b
Brinker International, Inc. ............................... United States 2,560,136 101,022,967
a
Dalata Hotel Group plc ................................. Ireland 7,114,641 30,058,538
a
Denny's Corp. ........................................ United States 2,179,142 26,193,287
a
Hilton Grand Vacations, Inc. ............................. United States 785,167 37,185,509
Jack in the Box, Inc. ................................... United States 727,112 55,245,970
266,786,937
Household Durables 1.3%
Century Communities, Inc. .............................. United States 213,003 13,035,784
a
M/I Homes, Inc. ....................................... United States 441,409 26,396,258
a
Meritage Homes Corp. ................................. United States 101,649 10,946,581
a
Taylor Morrison Home Corp. ............................. United States 188,649 6,753,634
57,132,257
Insurance 5.9%
CNO Financial Group, Inc. .............................. United States 1,846,527 47,566,536
Hanover Insurance Group, Inc. (The) ....................... United States 916,187 123,300,446
Horace Mann Educators Corp. ........................... United States 1,841,893 65,589,810
Selective Insurance Group, Inc. ........................... United States 223,306 21,214,070
257,670,862
Leisure Products 0.6%
Brunswick Corp. ...................................... United States 304,914 25,713,397

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 3.2%
Astec Industries, Inc. ................................... United States 251,210 $ 11,088,409
Columbus McKinnon Corp. .............................. United States 1,026,097 36,888,187
Greenbrier Cos., Inc. (The) .............................. United States 1,607,964 49,718,247
REV Group, Inc. ...................................... United States 656,097 8,404,603
Timken Co. (The) ..................................... United States 424,982 34,997,268
141,096,714
Metals & Mining 2.1%
Alcoa Corp. .......................................... United States 943,969 49,312,940
a
Arconic Corp. ........................................ United States 840,156 19,752,068
Commercial Metals Co. ................................. United States 445,963 24,202,412
93,267,420
Multi-Utilities 0.9%
Black Hills Corp. ...................................... United States 539,257 39,031,422
Oil, Gas & Consumable Fuels 5.0%
Crescent Point Energy Corp. ............................. Canada 15,925,633 118,978,423
a
Green Plains, Inc. ..................................... United States 2,862,271 99,521,163
218,499,586
Professional Services 0.5%
ICF International, Inc. .................................. United States 201,823 20,624,292
Real Estate Management & Development 1.3%
a
Cushman & Wakefield plc ............................... United States 4,037,268 58,257,777
Road & Rail 1.5%
a
Saia, Inc. ........................................... United States 233,783 63,771,327
Semiconductors & Semiconductor Equipment 1.9%
a
Cohu, Inc. ........................................... United States 1,351,968 48,779,006
a
Onto Innovation, Inc. ................................... United States 444,788 34,982,576
83,761,582
Software 4.0%
a
ACI Worldwide, Inc. .................................... United States 5,548,516 154,970,053
Software AG ......................................... Germany 721,961 20,122,369
175,092,422
Specialty Retail 1.0%
a,b
Children's Place, Inc. (The) .............................. United States 885,230 40,162,885
Group 1 Automotive, Inc. ................................ United States 24,149 5,164,264
45,327,149
Textiles, Apparel & Luxury Goods 1.4%
Carter's, Inc. ......................................... United States 673,025 56,110,094
Dr. Martens plc ....................................... United Kingdom 3,379,473 6,476,694
62,586,788
Thrifts & Mortgage Finance 1.8%
WSFS Financial Corp. .................................. United States 1,632,184 78,850,809
Trading Companies & Distributors 6.9%
Herc Holdings, Inc. .................................... United States 579,298 89,976,565
McGrath RentCorp .................................... United States 1,004,673 100,005,150

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
a
Univar Solutions, Inc. .................................. United States 3,237,797 $ 111,639,241
301,620,956
Total Common Stocks (Cost $3,602,790,353) ....................................
4,257,488,558
Short Term Investments 2.3%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.3%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 3.969% .... United States 100,896,617 100,896,617
Total Money Market Funds (Cost $100,896,617) .................................
100,896,617
Total Short Term Investments (Cost $100,896,617 ) ...............................
100,896,617
a
Total Investments (Cost $3,703,686,970) 99.1% ..................................
$4,358,385,175
Other Assets, less Liabilities 0.9% .............................................
38,155,961
Net Assets 100.0% ...........................................................
$4,396,541,136
a
Non-income producing.
b
See Note 3 regarding holdings of 5% voting securities.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three separate funds (Funds). The Funds follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At January 31, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended January 31, 2023, investments in “affiliated companies” were as follows:
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
January 31, 2023, investments in affiliated management investment companies were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares
at End
of Period
Investment
Income
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Benchmark Electronics,
Inc. ............ $ 72,807,149 $ — $ (11,802,784) $ (573,235) $ (229,958) $ 60,201,172 2,150,810 $ 354,884
Brinker International, Inc. 81,893,483 13,066,065 (10,190,607) (666,655) 16,920,681 101,022,967 2,560,136 —
Children's Place Inc. (The) 35,834,110 — — — 4,328,775 40,162,885 885,230 —
Denny's Corp. ....... 42,995,424 — (19,573,223) (3,027,776) —
a
—
a
—
a
—
Elementis plc ....... 33,707,697 10,432,994 — — 17,484,587 61,625,278 39,868,704 —
Great Lakes Dredge &
Dock Corp. ....... 29,489,239 — (24,927,783) (31,565,967) —
a
—
a
—
a
—
Green Plains, Inc. .... 84,898,985 10,026,518 (10,811,094) (1,455,956) —
a
—
a
—
a
—
Hunting plc ......... 28,146,395 — (6,318,560) (4,038,439) —
a
—
a
—
a
—
Knowles Corp ....... 62,531,590 — — — 24,921,681 87,453,271 4,547,752 —
McGrath RentCorp .... 132,308,599 — (39,068,561) 7,969,869 —
a
—
a
—
a
491,162
NetScout Systems, Inc . 129,284,413 — (41,055,587) 3,549,958 —
a
—
a
—
a
—
Total Affiliated Securities
(Value is 8.0% of Net
Assets) .......... $733,897,084 $33,525,577 $(163,748,199) $(29,808,201) $63,425,766 $350,465,573 $846,046
a
As of January 31, 2023, no longer an affiliate.
2. Financial Instrument Valuation
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2023, in valuing the Funds’ assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.969% $ 20,193,831 $ 16,551,053 $ (17,255,518) $ — $ — $ 19,489,366 19,489,366 $ 136,558
Total Affiliated Securities ... $20,193,831 $16,551,053 $(17,255,518) $— $— $19,489,366 $136,558
Franklin Mutual U.S. Mid Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.969% $ 30,561,198 $ 76,749,074 $ (56,217,814) $ — $ — $ 51,092,458 51,092,458 $ 367,148
Total Affiliated Securities ... $30,561,198 $76,749,074 $(56,217,814) $— $— $51,092,458 $367,148
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.969% $ 139,833,283 $ 255,448,509 $ (294,385,175) $ — $ — $ 100,896,617 100,896,617 $ 1,072,672
Total Affiliated Securities ... $139,833,283 $255,448,509 $(294,385,175) $— $— $100,896,617 $1,072,672
4. Investments in Affiliated Management Investment Companies
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin MicroCap Value Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 227,723,715 $ — $ — $ 227,723,715
Short Term Investments ................... 19,489,366 — — 19,489,366
Total Investments in Securities ........... $247,213,081 $— $— $247,213,081
Franklin Mutual U.S. Mid Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 15,223,052 — 15,223,052
Auto Components ...................... 21,736,381 — — 21,736,381
Banks ............................... 65,575,299 9,386,971 — 74,962,270
Building Products ...................... 19,475,426 — — 19,475,426
Chemicals ........................... 45,504,503 — — 45,504,503
Commercial Services & Supplies ........... 12,862,204 — — 12,862,204
Construction & Engineering ............... 15,161,777 — — 15,161,777
Consumer Finance ..................... 10,785,327 — — 10,785,327
Containers & Packaging ................. 12,348,526 — — 12,348,526
Diversified Financial Services ............. 19,586,183 — — 19,586,183
Electric Utilities ........................ 27,698,797 — — 27,698,797
Electrical Equipment .................... 13,244,045 — — 13,244,045
Electronic Equipment, Instruments &
Components ........................ 19,635,739 — — 19,635,739
Energy Equipment & Services ............. 30,677,704 — — 30,677,704
Equity Real Estate Investment Trusts (REITs) . 35,249,971 — — 35,249,971
Food Products ........................ 25,727,431 — — 25,727,431
Health Care Equipment & Supplies ......... 5,599,354 — — 5,599,354
Health Care Providers & Services .......... 26,904,566 — — 26,904,566
Household Durables .................... 21,626,729 — — 21,626,729
Independent Power and Renewable Electricity
Producers .......................... 15,664,048 — — 15,664,048
Insurance ............................ 42,939,718 — — 42,939,718
Internet & Direct Marketing Retail .......... 17,438,256 — — 17,438,256
IT Services ........................... 35,215,446 — — 35,215,446
Machinery ............................ 29,834,408 — — 29,834,408
Media ............................... 12,604,663 — — 12,604,663
Metals & Mining ....................... 12,649,655 — — 12,649,655
Oil, Gas & Consumable Fuels ............. 15,791,247 — — 15,791,247
Personal Products ..................... — 12,222,147 — 12,222,147
Pharmaceuticals ....................... 9,412,615 13,239,111 — 22,651,726
Professional Services ................... 30,132,394 — — 30,132,394
Real Estate Management & Development .... 35,899,652 — — 35,899,652
Semiconductors & Semiconductor Equipment . 2,167,122 — — 2,167,122
Software ............................. 18,051,483 — — 18,051,483
Specialty Retail ........................ 6,884,645 — — 6,884,645
Technology Hardware, Storage & Peripherals . 7,154,225 — — 7,154,225
Textiles, Apparel & Luxury Goods .......... 22,639,677 — — 22,639,677
Trading Companies & Distributors .......... 28,022,491 — — 28,022,491
Short Term Investments ................... 51,092,458 — — 51,092,458
Total Investments in Securities ........... $822,994,165 $50,071,281
b
$— $873,065,446
Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 37,132,209 — 37,132,209
5. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Auto Components ...................... $ 71,574,256 $ — $ — $ 71,574,256
Banks ............................... 524,134,910 — — 524,134,910
Building Products ...................... 181,213,829 — — 181,213,829
Chemicals ........................... 196,346,178 61,625,278 — 257,971,456
Commercial Services & Supplies ........... 66,573,455 — — 66,573,455
Communications Equipment .............. 75,280,053 — — 75,280,053
Construction & Engineering ............... 78,258,536 — — 78,258,536
Construction Materials .................. 75,987,633 — — 75,987,633
Consumer Finance ..................... 4,954,413 — — 4,954,413
Electric Utilities ........................ 39,205,356 — — 39,205,356
Electrical Equipment .................... 60,910,301 — — 60,910,301
Electronic Equipment, Instruments &
Components ........................ 230,098,204 — — 230,098,204
Energy Equipment & Services ............. 97,093,867 — — 97,093,867
Equity Real Estate Investment Trusts (REITs) . 149,714,461 — — 149,714,461
Food Products ........................ 52,405,100 107,667,368 — 160,072,468
Health Care Equipment & Supplies ......... 158,221,454 — — 158,221,454
Hotels, Restaurants & Leisure ............. 236,728,399 30,058,538 — 266,786,937
Household Durables .................... 57,132,257 — — 57,132,257
Insurance ............................ 257,670,862 — — 257,670,862
Leisure Products ....................... 25,713,397 — — 25,713,397
Machinery ............................ 141,096,714 — — 141,096,714
Metals & Mining ....................... 93,267,420 — — 93,267,420
Multi-Utilities .......................... 39,031,422 — — 39,031,422
Oil, Gas & Consumable Fuels ............. 218,499,586 — — 218,499,586
Professional Services ................... 20,624,292 — — 20,624,292
Real Estate Management & Development .... 58,257,777 — — 58,257,777
Road & Rail .......................... 63,771,327 — — 63,771,327
Semiconductors & Semiconductor Equipment . 83,761,582 — — 83,761,582
Software ............................. 154,970,053 20,122,369 — 175,092,422
Specialty Retail ........................ 45,327,149 — — 45,327,149
Textiles, Apparel & Luxury Goods .......... 56,110,094 6,476,694 — 62,586,788
Thrifts & Mortgage Finance ............... 78,850,809 — — 78,850,809
Trading Companies & Distributors .......... 301,620,956 — — 301,620,956
Short Term Investments ................... 100,896,617 — — 100,896,617
Total Investments in Securities ........... $4,095,302,719 $263,082,456
c
$— $4,358,385,175
a
For detailed categories, see the accompanying schedule of investments.
b
Includes foreign securities valued at $50,071,281, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $263,082,456, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
5. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.